Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Activity

The following is a summary of option activity under the 2011 Plan and the 2020 Plan:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (In Years)
Outstanding at December 31, 2018	2,822,796	$1.01	8.19
Granted	546,348	5.57	5.65
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—

Outstanding at December 31, 2019	3,369,144	1.75	7.78
Granted	227,300	10.00	6.98
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—

Outstanding at December 31, 2020	3,596,444	2.27	7.73

Exercisable at December 31, 2020	3,274,444	1.68	7.84

Vested or expected to vest at December 31, 2020	3,596,444	2.27	7.73

Schedule of Assumptions Used in Black-Scholes Valuation Model to Estimate Fair Value of Stock Options

The weighted-average fair values of options granted in the years ended December 31, 2020 and 2019 were $6.45 and $3.02, per share, respectively, and were calculated using the following estimated assumptions:

	Year ended December 31,
	2020	2019
Weighted-average risk-free interest rate	0.32%	1.79%
Expected dividend yield	0.00%	0.00%
Expected volatility	87.63%	71.84%
Expected terms	4.44 years	4.14 years

Summary of Stock Compensation Expense for Employees and Nonemployees by Function

The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Three Months Ended March 31,
	2021	2020
Research and development	$368,495	$65,020
Selling, general and administrative	222,629	74,738

Total stock-based compensation expense	$591,124	$139,758

The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Year ended December 31,
	2020	2019
Research and development	$261,492	$268,751
Selling, general and administrative	312,203	1,167,857

Total stock-based compensation expense	$573,695	$1,436,608